INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense - current:
Income tax expense - current	$ 7,349	$ 6,384	$ 954
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	158	(411)	(138)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(4,471)	(3,532)	(3,759)
Total income tax expense	3,036	2,441	(2,943)
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	2,761	41	203
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(57)	(417)	(171)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(3,917)	(3,543)	(3,676)
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Income tax expense - current:
Income tax expense - current	2,795	5,590	0
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	1,171	654	513
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	124	(2)	32
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(22)	12	(81)
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	622	99	238
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	91	8	1
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	$ (532)	$ (1)	$ (2)